Loss (Gain) on Disposal and Impairment of Long-Lived Assets (Tables)	12 Months Ended
Jun. 30, 2012
Loss (Gain) on Disposal and Impairment of Long-Lived Assets
Schedule of the components of impairments and gains/losses of long-lived assets

The following table summarizes the components of the impairments and gain/losses of long-lived assets (in millions):

	Years Ended
	June 30,	July 2,	July 3,
	2012	2011	2010
Loss (gain) on Disposal and Impairment of Long-Lived Assets:
Assets held and used	$—	$—	$—
(Gain) loss on the sale of assets	(0.6)	(0.1)	(0.1)
Long-lived assets to be disposed of other than sale	1.8	1.6	(1.9)
Total loss (gain) on disposal and impairment of long-lived assets	$1.2	$1.5	$(2.0)